Supplement to the
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

ALDTI-17-03 1.962374.105	December 1, 2017

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, The fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

LDT-17-03 1.962372.105	December 1, 2017

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C and Class I
April 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 26 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR’s Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective August 21, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the “Fund Services” section under the “Fund Distribution” heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

ALCV-17-07 1.847519.123	December 1, 2017

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class Z
April 8, 2017
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

ALCVZ-17-01 1.9886946.100	December 1, 2017

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2017
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

LCV-17-02 1.918632.109	December 1, 2017

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Mid Cap Value Fund
February 17, 2017
Prospectus

Court Dignan no longer serves as portfolio manager of the fund.

The following information replaces footnote b to the “Annual Operating Expenses” table found in the “Fund Summary” section.

bThe fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Justin Bennett (co-manager), Katherine Buck (co-manager), Matthew Friedman (co-manager), John Mirshekari (co-manager), Laurie Mundt (co-manager), and Shadman Riaz (co-manager) have managed the fund since June 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Purchase and Sale of Shares

Shares are available only to certain fee-based accounts offered by Fidelity. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

1-800-544-3455

Mail (Plan Accounts Only)

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The following information replaces similar information found in the “Shareholder Information” section under the heading “Additional Information about the Purchase and Sale of Shares”.

Shares can be purchased only through certain fee-based accounts offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

The following information replaces the third paragraph in the “Shareholder Information” section under the sub-heading “Frequent Purchases and Redemptions”.

The fund does not place a limit on purchases or sales of fund shares made by Fidelity investment advisers through Fidelity’s discretionary investment programs. The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

The heading “Exchanging Shares” found in the “Shareholder Information” section is replaced by the heading “Exchanging Shares (for Retirement Plans Only)”.

The heading “Rollover IRAs” found in the “Shareholder Information” section is replaced by the heading “Rollover IRAs (for Retirement Plans Only)”.

The following information supplements information found in the “Shareholder Information” section under the heading “Tax Consequences”.

As with any investment, your investment could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

The following information supplements information found in the “Shareholder Information” section under the sub-heading “Taxes on Distributions”.

For accounts other than tax-advantaged retirement plan accounts, distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes. For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Justin Bennett is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Katherine Buck is co-manager of the fund, which she has managed since June 2017. She also manages other funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010, as a portfolio manager, after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

Matthew Friedman is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Laurie Mundt is co-manager of the fund, which she has managed since June 2017. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

The following information replaces similar information found on the “Back Cover”.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-3455 (for managed account clients) or at 1-800-835-5092 (for retirement plan participants). In addition, you may visit the web site at www.fidelity.com (for managed account clients) or at www.401k.com (for retirement plan participants) for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

ZMV-17-03 1.9884104.102	December 1, 2017

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Large Cap Value Fund
February 17, 2017
Prospectus

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section.

bThe fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chip Perrone (co-manager) has managed the fund since December 2017.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Purchase and Sale of Shares

Shares are available only to certain fee-based accounts offered by Fidelity. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

1-800-544-3455

Mail (Plan Accounts Only)

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

Shares can be purchased only through certain fee-based accounts offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

The following information replaces the third paragraph in the "Shareholder Information" section under the sub-heading "Frequent Purchases and Redemptions".

The fund does not place a limit on purchases or sales of fund shares made by Fidelity investment advisers through Fidelity’s discretionary investment programs. The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

The heading "Exchanging Shares" found in the "Shareholder Information" section is replaced by the heading "Exchanging Shares (for Retirement Plans Only)".

The heading “Rollover IRAs” found in the “Shareholder Information” section is replaced by the heading “Rollover IRAs (for Retirement Plans Only)”.

The following information supplements information found in the “Shareholder Information” section under the heading “Tax Consequences”.

As with any investment, your investment could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

The following information supplements information found in the "Shareholder Information" section under the sub-heading "Taxes on Distributions".

For accounts other than tax-advantaged retirement plan accounts, distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes. For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them.

The following information supplements information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, Mr. Perrone will assume co-manager responsibilities for Ms. Buck’s portion of the fund.

The following information replaces similar information found on the “Back Cover”.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-3455 (for managed account clients) or at 1-800-835-5092 (for retirement plan participants). In addition, you may visit the web site at www.fidelity.com (for managed account clients) or at www.401k.com (for retirement plan participants) for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

ZXU-17-02 1.9886013.101	December 1, 2017